October 23, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Money Market Reserves (the "Trust")

File No. 2-52698

Commissioners:

Enclosed is the 92nd Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) change the name of Vanguard Prime Money Market Fund to Vanguard Cash Reserves Federal Money Market Fund (the "Fund"); (2) disclose appropriate changes to the Fund's principal investment strategies; and (3) effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a)(1), we request that the Amendment become effective 60 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-7310 or (lisa_whittaker@vanguard.com), with any questions or comments.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc. Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission